Other Income/Expenses - Summary of Finance Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income [abstract]
Effect of restructuring of loans and leases	₽ 245	₽ 3,341	₽ 353
Interest income on other financial assets	394	119	179
Income from the discounting of financial instruments	37	44	58
Total	₽ 676	₽ 3,504	₽ 590